INCOME TAXES	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
INCOME TAXES	Income Taxes
Income tax expense consisted of the following components:

(Dollars in thousands)	2020	2019	2018
Current expense
Federal	$34,632	$31,343	$34,330
State	2,349	854	1,029
Total current expense	36,981	32,197	35,359
Deferred expense (benefit)
Federal	(8,624)	10,946	4,675
State	244	1,644	1,592
Total deferred expense (benefit)	(8,380)	12,590	6,267
Income tax expense	$28,601	$44,787	$41,626

The difference between the federal income tax rates applied to income before income taxes and the effective rates were due to the following:

(Dollars in thousands)	2020	2019	2018
Income taxes computed at federal statutory rate (21%) on income before income taxes	$38,726	$51,001	$44,986
Benefit from tax-exempt income	(5,901)	(5,964)	(4,499)
Tax credits	(13,064)	(10,075)	(5,439)
Basis reduction on tax credit	657	738	0
Tax expense (benefit) of equity compensation	340	(140)	(565)
State income taxes, net of federal tax benefit	2,049	1,973	2,070
Affordable housing investments	6,635	5,825	4,725
Other	(841)	1,429	348
Income tax expense	$28,601	$44,787	$41,626
The major components of the temporary differences that gave rise to deferred tax assets and liabilities at December 31, 2020, and 2019, were as follows:

(Dollars in thousands)	2020	2019
Deferred tax assets
Allowance for credit losses	$39,671	$13,011
Fair value adjustments on business combinations	3,870	6,470
Deferred compensation	235	228
Postretirement benefits other than pension liability	684	666
Accrued stock-based compensation	1,654	1,296
OREO write-downs	8	162
Interest on nonaccrual loans	1,712	548
Accrued expenses	5,647	4,708
State net operating loss	1,959	2,792
Leasing liability	16,947	14,806
Reserve for unfunded commitments	2,854	133
Deferred loan fees and costs	1,691	0
Other	577	683
Total deferred tax assets	77,509	45,503

Deferred tax liabilities
Tax depreciation in excess of book depreciation	(11,923)	(10,970)
FHLB and FRB stock	(4,043)	(4,043)
Mortgage-servicing rights	(2,925)	(2,435)
Leasing activities	(6,661)	(7,349)
Retirement obligation	(10,984)	(8,511)
Intangible assets	(13,942)	(11,647)
Deferred loan fees and costs	0	(1,100)
Prepaid expenses	(619)	(623)
Limited partnership investments	(2,471)	(2,249)
Net unrealized gains on investment securities	(20,253)	(11,359)
Foreign exchange deferred income	(2,080)	(2,845)
ASU 2016-01 unrealized gain/loss-equity securities	(2,179)	(128)
Right of use assets	(15,053)	(13,354)
Other	(2,035)	(1,920)
Total deferred tax liabilities	(95,168)	(78,533)
Total net deferred tax liability	$(17,659)	$(33,030)

In conjunction with the MSFG merger, First Financial acquired a state net operating loss. At December 31, 2020 and 2019, the state net operating loss carryforward was $2.5 million and $3.6 million. This carryforward begins to expire in 2025. The Company expects to fully utilize this net operating loss and, therefore, a valuation allowance was not required at December 31, 2020 and 2019. The acquired MSFG state net operating loss is subject to IRC Section 382 and is limited annually.

The realization of the Company’s deferred tax assets is dependent upon the Company’s ability to generate taxable income in future periods and the reversal of deferred tax liabilities during the same period. The Company has evaluated the available evidence supporting the realization of its deferred tax assets and determined it is more likely than not that the assets will be realized and thus no valuation allowance was recorded at December 31, 2020 and 2019.

The Bank’s retained earnings at December 31, 2020 and 2019 included base-year bad debt reserves of $16.1 million as a result of the merger with MSFG.  Base-year reserves are subject to recapture in the event the Bank redeems its stock, makes distributions in excess of current and accumulated earnings and profits (as calculated for federal income tax purposes), loses its
“bank” status or liquidates.  The Bank has no intention of meeting any of the criteria for recapture.  Accordingly, a deferred income tax liability of $3.4 million has not been recorded.

At December 31, 2020 and 2019, First Financial had $1.9 million and $2.4 million of unrecognized tax benefits, as determined in FASB ASC Topic 740-10, Income Taxes, that, if recognized, would favorably affect the effective income tax rate in future periods. A progression of gross unrecognized tax benefits as of December 31, 2020 and 2019 is as follows:

(Dollars in thousands)	2020	2019
Balance at beginning of year	$3,006	$3,735
Settlements	(620)	(729)
Balance at end of year	$2,386	$3,006

The unrecognized tax benefits relate to state income tax exposures where First Financial believes it is likely that, upon examination, a state may take a position contrary to the position taken by the Company. The Company believes that resolution regarding our uncertain tax positions is reasonably possible within the next twelve months and could result in full, partial or no recognition of the benefit. First Financial recognizes interest accrued related to unrecognized tax benefits and penalties as income tax expense. At December 31, 2020 and 2019, the Company had no interest or penalties recorded.

First Financial and its subsidiaries are subject to U.S. federal income tax as well as state and local income tax in several jurisdictions. Tax years prior to 2017 have been closed and are no longer subject to U.S. federal income tax examinations. Tax years 2017 through 2020 remain open to examination by the federal taxing authority.

First Financial is no longer subject to state and local income tax examinations for years prior to 2012. Tax years 2012 through 2020 remain open to state and local examination by various other jurisdictions.